SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 2,997,998	$ 2,921,855	$ 3,049,112
Corporate-owned life insurance policies	3,227,207	11,563,720	11,529,700
Long-term loans receivable, primarily student loans	589,026	578,995	647,641
Others	166,585	488,883	215,605
Total	$ 6,980,816	$ 15,553,453	$ 15,442,058